Earnings per share ("EPS") - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [line items]
Shares excluded from the computation of diluted earnings per share	28,000,000	25,000,000	20,000,000
Treasury shares
Earnings per share [line items]
Ordinary shares in issue	12,591,893	66,675,497	70,489,953
Ordinary shares
Earnings per share [line items]
Ordinary shares in issue	1,091,394,251	1,141,513,196	1,141,427,296